Research Agreements	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Research Agreements
NOTE 4:	RESEARCH AGREEMENTS

Crucell Holland B. V. (“Crucell”) – Research License and Option Agreement

In 2003 and further amended in 2008 the Company acquired a research license and option agreement from Crucell for use of an adenoviris technology. The Company has not made use of the technology in its current work and has not asked for nor received any work product from Crucell. Crucell was acquired by Johnson and Johnson in 2010.

As of December 31, 2015, the Company has accrued $492,000 as amounts owed under the amended agreement.